Note 32 Eligible capital resources (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Eligible capital resources [Line Items]
Issued capital		€ 2,797	€ 2,824	€ 2,861
Share premium		18,469	19,184	19,769
Total retained earnings revaluation reserves and other reserves breakdown by company		46,550	42,507	38,251
Other equity interest		40	40	40
Treasury shares		(299)	(66)	(34)	€ (29)
Profits or losses attributable to owners of the parent		10,511	10,054	8,019
Interim dividends		(1,840)	(1,668)	(951)
Shareholders funds eligible capital resources		76,228	72,875	67,955
Accumulated other comprehensive income		(18,871)	(17,220)	(16,254)
Non-controlling interests		4,441	4,359	3,564
Adjusted initial balance		61,798	60,014	55,265	€ 50,517
Goodwill and other intangible assets eligible capital resources		(1,691)	(1,553)	(1,421)
Equity not eligible at solvency level eligible capital resources		(231)	(185)	(137)
Other adjustments and deductions eligible capital resources	[1]	(9,430)	(7,476)	(7,591)
Common equity tier 1 CET 1 eligible capital resources		50,446	50,799	46,116
Tier 1 eligible capital resources		5,488	6,023	6,033
Tier 2 eligible capital resources		12,431	9,858	8,182
Total capital tier 1 tier 2 eligible capital resources		68,365	66,680	60,332
Total minimum equity required eligible capital resources	[2]	€ 53,403	€ 52,427	€ 47,455

[1]	) Other adjustments and deductions include, among others, the adjustment for non-computable minority interests, the amount of dividends pending distribution and, in 2025, the amount corresponding to the maximum limit authorized by the ECB for the repurchase of BBVA's own shares (excluding the amount corresponding to the shares already acquired as of December 31, 2025).
[2]	(2) Calculated based on total minimum capital requirements applicable in each period.